Income taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income taxes

The Company is exempt from taxation in the British Virgin Islands (“BVI”).

On March 16, 2007, the PRC National People’s Congress passed the Enterprise Income Tax Law (“Income Tax Law”), which became effective January 1, 2008 and applies a unified income tax rate for foreign invested enterprises and domestic enterprise. The Income Tax Law is effective immediately for companies previously subject to higher taxation rates and provides a five-year transition period from its effective date for those enterprises which were established before the effective date of the new tax law and previously entitled to a preferential tax treatment.

On December 26, 2007, the State Council and on February 20, 2008 the Ministry of Finance issued implementation guidelines (“Guidelines”) setting out how the transition of tax rates will occur. The Guidelines state that those enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. The applicable rates under such an agreements for such enterprises are 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. In addition, foreign investment manufacturing enterprises which have not fully utilised any preferential tax treatments, such as tax holidays or reduced rates of taxation, will be able to continue to receive them during the transitional period. The Group has applied the applicable rates in relation to deferred tax balances.

Euro Tech (Far East) Limited, Euro Tech (China) Limited and ChinaH2O.com Limited provided for Hong Kong profits tax at a rate of 16.5% in year 2011 (2010 and 2009: 16.5%) on the basis of their income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for profits tax purposes.

Euro Tech Trading (Shanghai) Limited (“ETTS”), a subsidiary of the Company, provides for PRC Enterprise Income Tax at a rate of 24% (2010: 22%, 2009: 20%), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes. As of December 31, 2011, ETTS had an assessable loss carried forward of US$169,369 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$122,309). Such loss will expire in 5 years.

In accordance with the relevant income tax laws and regulations applicable to foreign investment enterprises in the PRC, Shanghai Euro Tech Limited (“SET”), a subsidiary of the Company, is exempt from the PRC Enterprise Income Tax for two years starting from 2008, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2011, SET had an assessable loss carried forward of US$387,543 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$406,409). Such loss will expire in 5 years.

According to the relevant PRC tax rules and regulations, Shanghai Euro Tech Environmental Engineering Limited (“SETEE”) is exempt from the PRC Enterprise Income Tax for two years starting from 2007, after offsetting losses brought forward, if any, followed by a 50% reduction for the next three years thereafter. As of December 31, 2011, SETEE had an assessable loss carried forward of US$1,106,994 as agreed by the local tax authority to offset its profit for the forth coming years (2010: US$724,383). Such loss will expire in 5 years. Chongqing Euro Tech Rizhi Technology Co., Ltd, Rizhi Euro Tech Instrument (Shaanxi) Co., Ltd and Guangzhou Euro Tech Environmental Equipment Co., Ltd provide for PRC Enterprise Income Tax at a rate of 25%, after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

According to the relevant PRC tax rules and regulations, Yixing Pact Environmental Technology Co., Ltd is registered in Shanghai as Foreign Owned Enterprise that are entitled to Enterprise Income Tax rate of 25% (2010 and 2009: 25%).

VIEs of the Group provide for PRC Enterprise Income Tax at a rate of 25% (2010 and 2009: 25% ), after offsetting losses brought forward, if any, on the basis of its income for financial reporting purposes, adjusting for income and expense items which are not assessable or deductible for PRC Enterprise Income Tax purposes.

Under the New Enterprise Income Tax Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to foreign holding company are subject to a withholding tax at a rate of 5% unless reduced by tax treaty. Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$2.0 million at December 31, 2011 are intended to be reinvested, and accordingly, no deferred taxation has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Loss before income (benefit)/taxes:

	2011	2010	2009
	US$’000	US$’000	US$’000

BVI	-	-	-
The PRC and Hong Kong	(1,204)	(1,326)	(40)
	(1,204)	(1,326)	(40)

The provision for income taxes consists of:

	2011	2010	2009
	US$’000	US$’000	US$’000
Current tax expenses:
BVI	-	-	-
The PRC and Hong Kong	(46)	233	264
Total current provision	(46)	233	264

Deferred tax benefit:
BVI	-	-	-
The PRC and Hong Kong	(17)	(79)	(46)
Total deferred provision	(17)	(79)	(46)

The principal reconciling items from income tax computed at the statutory rates and at the effective income tax rates are as follows:

	2011	2010	2009
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(263)	(203)	46
Change in valuation allowances	33	158	121
Under-provision for income tax in prior years	(10)	-	7
Non deductible expenses	177	199	44
Total provision for income tax at effective tax rate	(63)	154	218

The components of deferred tax assets are as follows:

	2011	2010
	US$’000	US$’000

Tax losses	811	764
Temporary differences	1	(3)
Less: Valuation allowances	(525)	(492)
Net deferred tax assets	287	269